Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of trade and other receivables

	2025 £m	2024 £m
Trade receivables	3,082	2,855
Loans and other receivables	639	689
Prepayments and accrued income	369	342
	4,090	3,886
Current	3,802	3,604
Non-current	288	282
	4,090	3,886

Summary of trade and other receivables reported in balance sheet net of allowances	Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2025 £m	2024 £m
Trade receivables – gross	3,128	2,900
Trade receivables – allowance	(46)	(45)
Loans and other receivables – gross	667	717
Loans and other receivables – allowance	(28)	(28)
Prepayments and accrued income	369	342
Net trade and other receivables per balance sheet	4,090	3,886

Summary of movements in allowance account	The movements in the allowance account are as follows:

			2025			2024
	Trade receivables £m	Loans and other receivables £m	Total £m	Trade receivables £m	Loans and other receivables £m	Total £m
1 January	45	28	73	70	28	98
Differences on exchange	—	—	—	(3)	—	(3)
Provided in the year*	13	—	13	8	—	8
Utilised	(12)	—	(12)	(30)	—	(30)
31 December	46	28	74	45	28	73
Note: * Amounts provided above are shown net of reversals of unused allowances, which include reversals of £6 million (2024: £18 million).